ADVANCES TO SUPPLIERS, NET	6 Months Ended
Jun. 30, 2025
Investments in and Advances to Affiliates [Abstract]
ADVANCES TO SUPPLIERS, NET

Note 5 - ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	June 30,	December 31,
	2025	2024
Advances to suppliers	6,004,037	1,639,728
Provision for impairment	(1,762,946)	(1,539,867)
Advances to suppliers, net	$4,241,091	$99,861

For the six months ended June 30, 2025 and 2024, the Company recorded provision of $223,079 and $14,748,044 for the advances to suppliers.